Pension and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities)	Financial Information 2021 2020 Plan Plan Obligation Assets Net Obligation Assets Net Balance – beginning of year (2,066) 1,706 (360) (2,044) 1,621 (423) Components of defined benefit expense recognized in earnings Current service cost for benefits earned during the year (36) ‐ (36) (36) ‐ (36) Interest (expense) income (57) 48 (9) (66) 53 (13) Past service cost, including curtailment gains and settlements 1 (2) ‐ (2) 133 (132) 1 Foreign exchange rate changes and other (7) (1) (8) (3) (1) (4) Subtotal of components of defined benefit expense (recovery) recognized in earnings (102) 47 (55) 28 (80) (52) Remeasurements of the net defined benefit liability recognized in OCI during the year Actuarial gain arising from: Changes in financial assumptions 6 ‐ 6 (153) ‐ (153) Changes in demographic assumptions 83 ‐ 83 12 ‐ 12 Gain on plan assets (excluding amounts included in net interest) 3 33 36 ‐ 230 230 Subtotal of remeasurements 92 33 125 (141) 230 89 Cash flows Contributions by plan participants (6) 6 ‐ (5) 5 ‐ Employer contributions ‐ 25 25 ‐ 26 26 Benefits paid 86 (86) ‐ 96 (96) ‐ Subtotal of cash flows 80 (55) 25 91 (65) 26 Balance – end of year 2 (1,996) 1,731 (265) (2,066) 1,706 (360) Balance comprised of: Non-current assets Other assets (Note 16) 170 109 Current liabilities Payables and accrued charges (Note 20) (16) (15) Non-current liabilities Pension and other post-retirement benefit liabilities (419) (454) 1 During 2020, we transferred certain pension plan obligations to an insurance company. 2 Obligations arising from funded and unfunded pension plans are $ 1,659 and $ 337 (2020 – $ 1,690 and $ 376 ), respectively. Other post-retirement benefit plans have no plan assets and are unfunded.
Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category	Plan Assets As at December 31, the fair value of plan assets of our defined benefit pension plans, by asset category, were as follows: 2021 2020 Quoted Prices Quoted Prices in Active in Active Markets for Markets for Identical Assets Other 1 Total Identical Assets Other 1 Total Cash and cash equivalents 11 7 18 9 33 42 Equity securities and equity funds US 2 22 257 279 19 483 502 International ‐ 28 28 158 ‐ 158 Debt securities 2, 3 ‐ 1,020 1,020 ‐ 977 977 Other 2 ‐ 386 386 ‐ 27 27 Total pension plan assets 33 1,698 1,731 186 1,520 1,706 1 Approximately 100 percent (2020 – 76 percent) of the Other plan assets are held in funds whose fair values are estimated using their net asset value per share. For the majority of these funds, the redemption frequency is immediate. The Plan Committee manages the asset allocation based upon our current liquidity and income needs. 2 Certain funds have been reclassified for the year ended December 31, 2020. 3 Debt securities included US securities of 71 percent (2020 – 60 percent) and International securities of 28 percent (2020 – 40 percent) and Mortgage Backed Securities of 1 percent (2020 – nil). We use letters of credit or surety bonds to secure certain Canadian unfunded defined benefit plan liabilities as at December 31, 2021. We expect to contribute approximately $ 115 to all pension and post-retirement plans in 2022. Total contributions recognized as expense under all defined contribution plans for 2021 was $ 111 (2020 – $ 116 ).
Summary of Significant Assumptions Used to Determine Benefit Obligations and Expense	Pension Other 2021 2020 2021 2020 Assumptions used to determine the benefit obligations 1 : Discount rate (%) 3.09 2.83 2.97 2.66 Rate of increase in compensation levels (%) 4.27 4.57 n/a n/a Medical cost trend rate – assumed (%) 2 n/a n/a 4.50 - 6.50 4.50 - 5.80 Medical cost trend rate – year reaches ultimate trend rate n/a n/a 2030 2037 Mortality assumptions (years) 3 Life expectancy at 65 for a male member currently at age 65 20.7 20.6 20.6 20.2 Life expectancy at 65 for a female member currently at age 65 22.9 22.8 23.2 22.8 Average remaining service period of active employees (years) ‐ ‐ ‐ ‐ Average duration of the defined benefit obligations (years) 4 15.3 15.4 14.9 15.2 1 The current year’s expense is determined using the assumptions that existed at the end of the previous year. 2 We assumed a graded medical cost trend rate starting at 6.50 percent in 2021, moving to 4.50 percent by 2030 (2020 – starting at 5.80 percent, moving to 4.50 percent by 2037). 3 Based on actuarial advice in accordance with the latest available published tables, adjusted where appropriate to reflect future longevity improvements for each country. 4 Weighted average length of the underlying cash flows.
Summary of Significant Assumptions, Change in Discount Rates has Greatest Potential Impact	Of the most significant assumptions, a change in discount rates has the greatest potential impact on our pension and other post-retirement benefit plans, with sensitivity to change as follows: 2021 2020 Expense in Expense in Benefit Earnings Before Benefit Earnings Before Change in Assumption Obligations Income Taxes Obligations Income Taxes As reported 1,996 55 2,066 52 Discount rate 1.0 percentage point decrease 330 20 360 10 1.0 percentage point increase(260) (20) (280) (10)